The Investment Company of America®
Investment portfolio
March 31, 2025
unaudited

Common stocks 95.81% Energy 2.16%	Shares	Value (000)
Baker Hughes Co., Class A	11,692,678	$513,893
Canadian Natural Resources, Ltd. (CAD denominated)	11,344,918	349,086
ConocoPhillips	1,332,999	139,992
Diamondback Energy, Inc.	769,122	122,967
EOG Resources, Inc.	3,357,594	430,578
EQT Corp.	1,020,415	54,521
Expand Energy Corp.	5,220,967	581,198
Exxon Mobil Corp.	5,385,770	640,530
TC Energy Corp. (CAD denominated)[1]	7,418,569	350,346
		3,183,111
Materials 3.00%
Air Products and Chemicals, Inc.	3,536,398	1,042,955
Albemarle Corp.[1]	3,494,098	251,645
ATI, Inc.[2]	2,100,775	109,303
Celanese Corp.	3,310,531	187,939
Corteva, Inc.	2,134,979	134,354
Dow, Inc.	7,491,873	261,616
Freeport-McMoRan, Inc.	9,552,876	361,672
Linde PLC	4,296,627	2,000,681
Sherwin-Williams Co.	216,962	75,761
		4,425,926
Industrials 14.68%
Airbus SE, non-registered shares[1]	1,699,572	299,674
Automatic Data Processing, Inc.	426,748	130,384
BAE Systems PLC	11,938,499	241,581
Boeing Co. (The)[2]	11,928,850	2,034,465
Carrier Global Corp.	35,902,269	2,276,204
Caterpillar, Inc.	308,713	101,814
CSX Corp.	1,063,741	31,306
Deutsche Post AG	2,838,631	121,163
Eaton Corp. PLC	345,841	94,010
Equifax, Inc.	1,324,797	322,668
FedEx Corp.	1,666,740	406,318
FTAI Aviation, Ltd.	2,642,298	293,374
GE Vernova, Inc.	1,115,733	340,611
General Dynamics Corp.	2,256,997	615,212
General Electric Co.	15,637,323	3,129,810
GFL Environmental, Inc., subordinate voting shares	5,530,658	267,186
HEICO Corp.	152,961	40,870
Honeywell International, Inc.	884,650	187,325
Illinois Tool Works, Inc.	2,458,574	609,751
Ingersoll-Rand, Inc.	7,293,832	583,725
Lennox International, Inc.	193,995	108,798
Northrop Grumman Corp.	695,362	356,032
The Investment Company of America — Page 1 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Otis Worldwide Corp.	1,213,212	$125,203
Paychex, Inc.	2,715,508	418,949
Recruit Holdings Co., Ltd.	6,312,200	327,921
Rolls-Royce Holdings PLC	89,473,641	865,081
RTX Corp.	17,134,425	2,269,626
Stanley Black & Decker, Inc.	5,875,287	451,692
TFI International, Inc.	2,097,246	162,432
TransDigm Group, Inc.	140,579	194,461
Uber Technologies, Inc.[2]	36,720,989	2,675,491
UL Solutions, Inc., Class A	579,836	32,703
Union Pacific Corp.	1,601,705	378,387
United Airlines Holdings, Inc.[2]	1,328,157	91,709
United Rentals, Inc.	1,293,096	810,383
Waste Connections, Inc.	475,777	92,867
Waste Management, Inc.	243,293	56,325
XPO, Inc.[2]	1,089,996	117,262
		21,662,773
Consumer discretionary 10.30%
adidas AG	720,954	168,826
Amazon.com, Inc.[2]	28,039,967	5,334,884
Booking Holdings, Inc.	35,601	164,011
Chipotle Mexican Grill, Inc.[2]	10,384,130	521,387
D.R. Horton, Inc.	1,346,567	171,189
DoorDash, Inc., Class A2	730,244	133,467
Flutter Entertainment PLC[2]	75,934	16,823
General Motors Co.	2,060,278	96,895
Hilton Worldwide Holdings, Inc.	837,603	190,596
Home Depot, Inc.	4,720,820	1,730,133
Las Vegas Sands Corp.	10,612,270	409,952
LVMH Moët Hennessy-Louis Vuitton SE	87,831	54,835
Marriott International, Inc., Class A	588,955	140,289
McDonald’s Corp.	989,914	309,219
MercadoLibre, Inc.[2]	95,939	187,164
Royal Caribbean Cruises, Ltd.[3]	14,792,429	3,038,957
Starbucks Corp.	13,786,216	1,352,290
Tesla, Inc.[2]	1,453,827	376,774
TJX Companies, Inc. (The)	3,537,386	430,854
Tractor Supply Co.	893,237	49,217
YUM! Brands, Inc.	1,980,241	311,611
		15,189,373
Consumer staples 6.91%
Altria Group, Inc.	7,379,811	442,936
British American Tobacco PLC	98,179,992	4,047,683
British American Tobacco PLC (ADR)[1]	1,451,116	60,033
Church & Dwight Co., Inc.	763,622	84,067
Coca-Cola Co.	3,784,036	271,013
Dollar Tree Stores, Inc.[2]	656,180	49,259
Imperial Brands PLC	12,755,925	471,726
Mondelez International, Inc., Class A	10,805,575	733,158
Monster Beverage Corp.[2]	2,697,391	157,851
PepsiCo, Inc.	3,563,690	534,340
Philip Morris International, Inc.	18,787,638	2,982,162
The Investment Company of America — Page 2 of 10

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Co.	1,395,052	$237,745
Tyson Foods, Inc., Class A	1,838,870	117,338
		10,189,311
Health care 15.76%
Abbott Laboratories	17,750,037	2,354,542
AbbVie, Inc.	8,459,219	1,772,376
Alnylam Pharmaceuticals, Inc.[2]	926,356	250,135
Amgen, Inc.	990,282	308,522
AstraZeneca PLC	2,180,520	318,672
Cencora, Inc.	1,514,373	421,132
CVS Health Corp.	3,966,388	268,723
Danaher Corp.	1,414,622	289,997
DexCom, Inc.[2]	2,037,922	139,170
Elevance Health, Inc.	636,154	276,701
Eli Lilly and Co.	4,434,283	3,662,319
GE HealthCare Technologies, Inc.	22,085,042	1,782,484
Gilead Sciences, Inc.	11,192,427	1,254,111
Insulet Corp.[2]	1,109,764	291,435
Intuitive Surgical, Inc.[2]	239,931	118,831
Medtronic PLC	9,434,869	847,817
Novo Nordisk AS, Class B	15,703,485	1,088,446
Regeneron Pharmaceuticals, Inc.	482,472	305,998
Sanofi	1,175,047	130,207
Stryker Corp.	614,896	228,895
Takeda Pharmaceutical Co., Ltd.	5,215,012	154,874
Thermo Fisher Scientific, Inc.	1,474,970	733,945
UnitedHealth Group, Inc.	8,323,885	4,359,635
Vertex Pharmaceuticals, Inc.[2]	3,904,210	1,892,839
		23,251,806
Financials 9.11%
American Express Co.	2,285,203	614,834
American International Group, Inc.	6,434,254	559,394
Apollo Asset Management, Inc.	825,155	112,997
Arch Capital Group, Ltd.	1,349,781	129,822
Arthur J. Gallagher & Co.	1,766,582	609,895
BlackRock, Inc.	542,823	513,771
Blue Owl Capital, Inc., Class A	9,868,054	197,756
Capital One Financial Corp.	628,418	112,675
Chubb, Ltd.	3,085,095	931,668
CME Group, Inc., Class A	503,626	133,607
Equitable Holdings, Inc.	821,558	42,795
Fidelity National Information Services, Inc.	4,534,408	338,630
First Citizens BancShares, Inc., Class A	410,126	760,423
Great-West Lifeco, Inc.	4,492,412	176,007
JPMorgan Chase & Co.	5,680,914	1,393,528
KKR & Co., Inc.	4,982,644	576,043
Marsh & McLennan Cos., Inc.	2,720,630	663,915
Mastercard, Inc., Class A	3,159,888	1,731,998
Morgan Stanley	9,299,736	1,085,000
PayPal Holdings, Inc.[2]	11,789,267	769,250
PNC Financial Services Group, Inc.	432,142	75,958
Progressive Corp.	190,343	53,869
S&P Global, Inc.	151,217	76,833
The Investment Company of America — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Toast, Inc., Class A2	4,072,769	$135,094
TPG, Inc., Class A	1,710,559	81,132
Truist Financial Corp.	12,676,973	521,657
Visa, Inc., Class A	385,917	135,248
Wells Fargo & Co.	12,637,386	907,238
		13,441,037
Information technology 20.68%
Accenture PLC, Class A	3,173,242	990,178
Adobe, Inc.[2]	968,713	371,530
Amphenol Corp., Class A	3,193,342	209,451
Apple, Inc.	12,521,768	2,781,460
Applied Materials, Inc.	1,682,895	244,222
Arista Networks, Inc.[2]	2,360,366	182,881
ASML Holding NV	251,033	166,108
ASML Holding NV (ADR)	144,282	95,606
Broadcom, Inc.	38,643,723	6,470,119
KLA Corp.	119,796	81,437
Micron Technology, Inc.	5,514,831	479,184
Microsoft Corp.	25,184,994	9,454,195
MicroStrategy, Inc., Class A1,2	479,955	138,357
NVIDIA Corp.	30,795,678	3,337,636
Oracle Corp.	4,133,558	577,913
Salesforce, Inc.	7,729,949	2,074,409
SAP SE	1,211,627	321,676
ServiceNow, Inc.[2]	751,238	598,091
Shopify, Inc., Class A, subordinate voting shares[2]	4,309,732	411,493
Taiwan Semiconductor Manufacturing Co., Ltd.	29,064,767	810,262
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,856,590	308,194
Texas Instruments, Inc.	2,250,175	404,356
		30,508,758
Communication services 10.30%
Alphabet, Inc., Class A	17,445,970	2,697,845
Alphabet, Inc., Class C	19,480,776	3,043,482
AT&T, Inc.	3,836,124	108,486
Charter Communications, Inc., Class A2	1,157,976	426,749
Comcast Corp., Class A	8,908,775	328,734
Electronic Arts, Inc.	641,652	92,731
Meta Platforms, Inc., Class A	11,381,750	6,559,985
Netflix, Inc.[2]	1,618,908	1,509,680
Take-Two Interactive Software, Inc.[2]	627,287	130,005
T-Mobile US, Inc.	1,088,717	290,372
		15,188,069
Utilities 1.57%
Atmos Energy Corp.	1,298,356	200,700
CenterPoint Energy, Inc.	12,947,210	469,077
Constellation Energy Corp.	1,259,735	254,000
Edison International	1,071,985	63,161
Entergy Corp.	4,148,185	354,628
NextEra Energy, Inc.	1,187,899	84,210
NiSource Inc.	2,670,489	107,060
PG&E Corp.	11,993,514	206,049
Pinnacle West Capital Corp.	1,514,874	144,292
The Investment Company of America — Page 4 of 10

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Public Service Enterprise Group, Inc.	668,492	$55,017
Sempra	2,465,742	175,955
Southern Co. (The)	1,088,903	100,125
Vistra Corp.	879,134	103,246
		2,317,520
Real estate 1.34%
American Tower Corp. REIT	1,155,391	251,413
CoStar Group, Inc.[2]	3,897,278	308,781
Prologis, Inc. REIT	2,664,167	297,827
VICI Properties, Inc. REIT	16,180,871	527,820
Welltower, Inc. REIT	3,861,012	591,546
		1,977,387
Total common stocks (cost: $79,049,286,000)		141,335,071
Preferred securities 0.37% Financials 0.35%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[2]	4,810,038	98,606
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 5.615% noncumulative preferred shares[2,4,5]	564,388	5,376
Fannie Mae, Series R, 7.625% noncumulative preferred shares[2]	3,026,482	30,567
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]	7,688,868	91,498
Fannie Mae, Series T, 8.25% noncumulative preferred shares[2]	11,530,150	127,523
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares[2]	1,818,512	17,494
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	12,714,951	147,366
		518,430
Information technology 0.02%
MicroStrategy, Inc., Class A, 10.00% perpetual preferred shares[2]	291,400	27,100
Total preferred securities (cost: $296,771,000)		545,530
Convertible stocks 0.21% Materials 0.07%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	2,777,690	99,025
Industrials 0.11%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,725,794	163,084
Financials 0.03%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028[1]	998,916	49,346
Total convertible stocks (cost: $297,559,000)		311,455
Bonds, notes & other debt instruments 0.03% Corporate bonds, notes & loans 0.03% Industrials 0.03%	Principal amount (000)
TransDigm, Inc. 4.875% 5/1/2029	USD51,068	48,550
Total bonds, notes & other debt instruments (cost: $46,926,000)		48,550
The Investment Company of America — Page 5 of 10

unaudited
Short-term securities 3.29% Money market investments 3.27%	Shares	Value (000)
Capital Group Central Cash Fund 4.33%[3,6]	48,209,468	$4,820,947
Money market investments purchased with collateral from securities on loan 0.02%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[6,7]	5,350,221	5,350
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.23%[6,7]	4,000,000	4,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.21%[6,7]	4,000,000	4,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[6,7]	3,700,000	3,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.27%[6,7]	3,400,000	3,400
Fidelity Investments Money Market Government Portfolio, Class I 4.23%[6,7]	2,900,000	2,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22%[6,7]	2,600,000	2,600
Capital Group Central Cash Fund 4.33%[3,6,7]	20,532	2,053
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.26%[6,7]	1,100,000	1,100
		29,103
Total short-term securities (cost: $4,850,041,000)		4,850,050
Total investment securities 99.71% (cost: $84,540,583,000)		147,090,656
Other assets less liabilities 0.29%		427,558
Net assets 100.00%		$147,518,214
The Investment Company of America — Page 6 of 10

unaudited
Investments in affiliates3

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Common stocks 2.06%
Consumer discretionary 2.06%
Royal Caribbean Cruises, Ltd.	$3,887,250	$145,772	$619,486	$393,422	$(768,001)	$3,038,957	$11,106
Health care 0.00%
GE HealthCare Technologies, Inc.[8]	1,889,380	79,229	250,908	(15,793)	80,576	—	880
Total common stocks						3,038,957
Short-term securities 3.27%
Money market investments 3.27%
Capital Group Central Cash Fund 4.33%[6]	4,741,763	5,676,582	5,596,096	(410)	(892)	4,820,947	60,998
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.33%[6,7]	24,557		22,504 [9]			2,053	— [10]
Total short-term securities						4,823,000
Total 5.33%				$377,219	$(688,317)	$7,861,957	$72,984

[1]	All or a portion of this security was on loan. The total value of all such securities was $434,963,000, which represented 0.29% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Rate represents the seven-day yield at 3/31/2025.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2025. Refer to the investment portfolio for the security value at 3/31/2025.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
The Investment Company of America — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Investment Company of America — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$3,183,111	$—	$—	$3,183,111
Materials	4,425,926	—	—	4,425,926
Industrials	19,807,353	1,855,420	—	21,662,773
Consumer discretionary	14,965,712	223,661	—	15,189,373
Consumer staples	5,669,902	4,519,409	—	10,189,311
Health care	21,559,607	1,692,199	—	23,251,806
Financials	13,441,037	—	—	13,441,037
Information technology	29,210,712	1,298,046	—	30,508,758
Communication services	15,188,069	—	—	15,188,069
Utilities	2,317,520	—	—	2,317,520
Real estate	1,977,387	—	—	1,977,387
Preferred securities	545,530	—	—	545,530
Convertible stocks	311,455	—	—	311,455
Bonds, notes & other debt instruments	—	48,550	—	48,550
Short-term securities	4,850,050	—	—	4,850,050
Total	$137,453,371	$9,637,285	$—	$147,090,656

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
The Investment Company of America — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-004-0525
The Investment Company of America — Page 10 of 10